Income Taxes - Schedule of Net Deferred Tax Assets, Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Deferred Tax Assets, Liabilities [Abstract]
Net operating loss carryforwards		$ 2,769,080	$ 2,042,884
Stock-based compensation		646,033	635,864
Capitalized research and development - Sec 174		100,251
Total deferred assets		3,515,364	2,678,748
Valuation allowance		(3,515,364)	(2,678,748)
Net deferred tax assets	$ 1,044,912